Derivatives and Hedging - Cash Convertible Notes Embedded Cash Conversion Option (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Call Option
Derivative [Line Items]
Derivatives in Liability Positions Fair value	$ (399.3)
Call Option | Fair Value of Derivative Instruments - Current Liability
Derivative [Line Items]
Derivatives in Liability Positions Fair value	(100.2)
Call Option | Fair Value of Derivative Instruments - Long Term Liability
Derivative [Line Items]
Derivatives in Liability Positions Fair value	(299.1)
Call Option | Cash Convertible Notes | 2019 and 2021 Notes
Derivative [Line Items]
Derivatives in Liability Positions Fair value			$ (105.2)
Call Option | Cash Convertible Notes | 2023 Notes
Derivative [Line Items]
Derivatives in Liability Positions Fair value		$ (74.5)
Call Option | Cash Convertible Notes | 2024 Notes
Derivative [Line Items]
Derivatives in Liability Positions Fair value	(98.5)
Cash Conversion Option
Derivative [Line Items]
Derivatives in Liability Positions Fair value	(224.3)
Cash Conversion Option | Other Expense, Net
Derivative [Line Items]
Loss on change in fair value	$ (76.5)	$ (36.7)